HARTFORD LIFE INSURANCE COMPANY SEPARATE ACCOUNT ELEVEN

333-72042          HV-6775 - PremierSolutions Cornerstone (Series II)

Supplement dated June 20, 2014 to your Prospectus

1.  INVESTMENT ADVISER CHANGE

HARTFORD MODERATE ALLOCATION FUND - CLASS R4

HARTFORD MODERATE ALLOCATION FUND - CLASS R5

THE HARTFORD BALANCED INCOME FUND - CLASS R4

THE HARTFORD CAPITAL APPRECIATION FUND - CLASS R4

THE HARTFORD CAPITAL APPRECIATION FUND - CLASS R5

THE HARTFORD CHECKS AND BALANCES FUND - CLASS R4

THE HARTFORD CONSERVATIVE ALLOCATION FUND - CLASS R4

THE HARTFORD CONSERVATIVE ALLOCATION FUND - CLASS R5

THE HARTFORD DIVIDEND AND GROWTH FUND - CLASS R4

THE HARTFORD EQUITY INCOME FUND - CLASS R4

THE HARTFORD GLOBAL ALL-ASSET FUND - CLASS R4

THE HARTFORD GLOBAL CAPITAL APPRECIATION FUND - CLASS R4

THE HARTFORD GROWTH ALLOCATION FUND - CLASS R4

THE HARTFORD GROWTH ALLOCATION FUND - CLASS R5

THE HARTFORD GROWTH OPPORTUNITIES FUND - CLASS R4

THE HARTFORD HIGH YIELD FUND - CLASS R4

THE HARTFORD INFLATION PLUS FUND - CLASS R4

THE HARTFORD INTERNATIONAL OPPORTUNITIES FUND - CLASS R4

THE HARTFORD INTERNATIONAL SMALL COMPANY FUND - CLASS R4

THE HARTFORD MIDCAP FUND - CLASS R4

THE HARTFORD MIDCAP VALUE FUND - CLASS R4

THE HARTFORD SMALL COMPANY FUND - CLASS R4

THE HARTFORD TOTAL RETURN BOND FUND - CLASS R4

THE HARTFORD TOTAL RETURN BOND FUND - CLASS R5

THE HARTFORD VALUE OPPORTUNITIES FUND - CLASS R4

Hartford Investment Financial Services, LLC, the investment adviser for the above referenced Sub-Accounts, is hereby corrected to read “Hartford Funds Management Company, LLC”.

2.  INVESTMENT SUB-ADVISER CHANGE

THE HARTFORD VALUE OPPORTUNITIES FUND – CLASS R4

Effective immediately, Wellington Management, the sub-adviser for The Hartford Value Opportunities Fund Sub-Account, is hereby corrected to read “Wellington Management Company, LLP”.

3.  FUND OBJECTIVE CHANGE POSTPONEMENT

JPMORGAN LARGE CAP GROWTH FUND - CLASS A

The shareholders’ meeting on June 10, 2014 was adjourned with regard to the fund objective change for the JPMorgan Large Cap Growth Fund Sub-Account.  Therefore, the proposal was not approved on June 10, 2014.  The adjourned meeting will be reconvened on July 23, 2014.

4.  FUND NAME CHANGES

DWS GLOBAL GROWTH FUND - CLASS A

DWS CAPITAL GROWTH FUND - CLASS A

Effective August 11, 2014, the following name changes are made to your Prospectus:

Current Name	New Name
DWS Global Growth Fund - Class A	Deutsche Global Growth Fund - Class A
DWS Capital Growth Fund - Class A	Deutsche Capital Growth Fund - Class A

As a result of the changes, all references to the Old Names in your Prospectus are deleted and replaced with the New Names.

THIS SUPPLEMENT SHOULD BE RETAINED WITH THE PROSPECTUS FOR FUTURE REFERENCE.